Consolidated Statement of Operations (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Premiums	$ 38,990	$ 45,319	$ 48,583
Policy fees	2,705	2,710	2,656
Net investment income	14,755	20,934	18,992
Net realized capital gains (losses):
Total other-than-temporary impairments on available for sale securities	(1,216)	(1,712)	(6,096)
Portion of other-than-temporary impairments on available for sale fixed maturity securities recognized in Other comprehensive income	168	(812)	316
Net other-than-temporary impairments on available for sale securities recognized in net income (loss)	(1,048)	(2,524)	(5,780)
Other realized capital gains	1,589	2,360	570
Total net realized capital gains (losses)	541	(164)	(5,210)
Aircraft leasing revenue	4,508	4,749	4,967
Other income	2,758	3,989	5,459
Total revenues	64,257	77,537	75,447
Benefits, claims and expenses:
Policyholder benefits and claims incurred	33,450	41,392	45,314
Interest credited to policyholder account balances	4,467	4,487	4,611
Amortization of deferred acquisition costs	5,486	5,821	6,670
Other acquisition and insurance expenses	8,458	10,163	9,815
Interest expense	3,871	7,981	14,358
Aircraft leasing expenses	3,974	4,050	2,385
Net loss on extinguishment of debt (see Note 1)	2,908	104
Net (gain) loss on sale of properties and divested businesses	74	(19,566)	1,271
Other expenses	2,470	3,439	5,465
Total benefits, claims and expenses	65,158	57,871	89,889
Income (loss) from continuing operations before income tax expense (benefit)	(901)	19,666	(14,442)
Income tax expense (benefit):
Current	95	644	2,802
Deferred	(19,859)	6,092	(4,857)
Income tax expense (benefit)	(19,764)	6,736	(2,055)
Income (loss) from continuing operations	18,863	12,930	(12,387)
Income (loss) from discontinued operations, net of income tax expense (benefit) (see Note 4)	2,467	(645)	2,661
Net income (loss)	21,330	12,285	(9,726)
Less: Net income (loss) from continuing operations attributable to noncontrolling interests:
Nonvoting, callable, junior and senior preferred interests	634	1,818	140
Other	55	355	(1,576)
Total net income (loss) from continuing operations attributable to noncontrolling interests	689	2,173	(1,436)
Net income from discontinued operations attributable to noncontrolling interests	19	54	72
Total net income (loss) attributable to noncontrolling interests	708	2,227	(1,364)
Net income (loss) attributable to AIG	20,622	10,058	(8,362)
Net income (loss) attributable to AIG common shareholders	$ 19,810	$ 2,046	$ (9,657)
Basic:
Income (loss) from continuing operations (in dollars per share)	$ 9.65	$ 16.02	$ (90.51)
Income (loss) from discontinued operations (in dollars per share)	$ 1.36	$ (1.04)	$ 19.14
Diluted:
Income (loss) from continuing operations (in dollars per share)	$ 9.65	$ 16.02	$ (90.51)
Income (loss) from discontinued operations (in dollars per share)	$ 1.36	$ (1.04)	$ 19.14
Weighted average shares outstanding:
Basic (in shares)	1,799,385,757	136,585,844	135,324,896
Diluted (in shares)	1,799,458,497	136,649,280	135,324,896